UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2017        (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2017

	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 10.4%
Beazer Homes USA, Inc. *	24,385	$363,580
Big Lots, Inc. [1]	4,784	227,718
Callaway Golf Co.	23,324	325,137
Cavco Industries, Inc. *	2,662	358,172
Chegg, Inc. *	13,430	190,572
Clarus Corp. *	42,689	309,495
Destination XL Group, Inc. *	37,595	69,551
Five Below, Inc. *	5,875	279,474
Johnson Outdoors, Inc., Class A	3,413	217,749
Nautilus, Inc. *	13,549	221,526
Tenneco, Inc.	4,180	226,556
Total Consumer Discretionary		2,789,530
Consumer Staples - 2.6%
Central Garden and Pet Co., Class A *	11,457	390,569
SunOpta, Inc. *	36,074	310,237
Total Consumer Staples		700,806
Energy - 1.6%
Ardmore Shipping Corp. [1]	21,920	177,552
Matador Resources Co. *,1	10,158	239,526
Total Energy		417,078
Financials - 4.8%
Atlas Financial Holdings, Inc. *	17,241	290,511
Bank of Commerce Holdings [1]	25,429	268,276
Evercore, Inc., Class A	3,306	249,438
First Foundation, Inc. *	921	15,611
James River Group Holdings, Ltd.	6,104	243,427
Stewart Information Services Corp.	6,332	228,458
Total Financials		1,295,721
Health Care - 27.8%
Accelerate Diagnostics, Inc. *,1	9,769	224,687
AtriCure, Inc. *	15,246	341,968
AxoGen, Inc. *	25,851	454,978
Cardiovascular Systems, Inc. *	10,163	298,487
Corcept Therapeutics, Inc. *,1	31,300	521,771
Corindus Vascular Robotics, Inc. *	87,393	166,921
Corium International, Inc. *	32,299	276,156
Cross Country Healthcare, Inc. *	15,105	187,000
CryoLife, Inc. *	13,833	287,726
Cutera, Inc. *	19,065	708,265
Eagle Pharmaceuticals, Inc. *,1	3,379	184,358
EDAP TMS SA, ADR *	42,758	126,136

	Shares	Value
Harvard Bioscience, Inc. *	92,403	$286,449
Insulet Corp. *,1	6,593	382,790
K2M Group Holdings, Inc. *	11,088	259,237
Lantheus Holdings, Inc. *	25,392	444,360
Mazor Robotics, Ltd., Sponsored ADR *	4,803	227,038
Neos Therapeutics, Inc. *	31,943	266,724
Novocure, Ltd. *	11,259	230,810
Nuvectra Corp. *	28,041	302,562
Organovo Holdings, Inc. *	61,701	128,338
Oxford Immunotec Global PLC *	19,163	303,159
Recro Pharma, Inc. *	11,068	83,342
Supernus Pharmaceuticals, Inc. *	8,817	403,819
Vocera Communications, Inc. *	13,024	362,718
Total Health Care		7,459,799
Industrials - 21.3%
AAR Corp.	7,360	265,402
Aerovironment, Inc. *	8,915	437,013
Air Transport Services Group, Inc. *	11,274	258,851
Arotech Corp. *	73,274	241,804
Builders FirstSource, Inc. *	21,324	347,155
Columbus McKinnon Corp.	9,562	315,833
Covenant Transportation Group, Inc., Class A *	13,833	332,130
Ennis, Inc.	13,867	264,860
Gencor Industries, Inc. *	16,731	257,657
Kornit Digital, Ltd. *,1	17,441	296,497
LSI Industries, Inc.	30,556	173,864
Manitex International, Inc. *	39,759	364,988
NOW, Inc. *,1	14,882	173,524
Patrick Industries, Inc. *	4,527	334,998
Primoris Services Corp.	9,057	259,121
Sterling Construction Co., Inc. *	22,986	270,775
Titan International, Inc.	24,254	208,099
Ultralife Corp. *	19,197	124,780
USA Truck, Inc. *	26,512	295,609
WageWorks, Inc. *	3,282	193,474
Willdan Group, Inc. *	9,977	309,387
Total Industrials		5,725,821
Information Technology - 27.1%
Adesto Technologies Corp. *	40,692	264,498
Amber Road, Inc. *	32,148	259,113
AXT, Inc. *	63,505	495,339
Benefitfocus, Inc. *,1	8,229	253,865
Callidus Software, Inc. *	13,508	347,831

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 27.1% (continued)
Control4 Corp. *	10,922	$270,429
Datawatch Corp. *	34,116	351,395
Electro Scientific Industries, Inc. *	33,628	414,297
Gigamon, Inc. *	8,097	347,766
The Hackett Group, Inc.	16,077	219,612
Identiv, Inc. *	39,613	194,500
Intevac, Inc. *	34,502	313,968
LogMeIn, Inc.	2,539	290,462
Lumentum Holdings, Inc. *,1	3,990	226,831
Mimecast, Ltd.*,1	9,670	261,573
Mitek Systems, Inc. *	41,348	419,682
Model N, Inc. *	20,449	277,084
Novanta, Inc. *	11,737	458,917
O2Micro International, Ltd., ADR *	46,686	72,363
Oclaro, Inc. *,1	22,642	190,419
Proofpoint, Inc. *,1	3,655	335,383
Quantenna Communications, Inc. *,1	12,705	236,059
Reis, Inc.	12,761	218,213
ServiceSource International, Inc. *	39,102	137,639
Telenav, Inc. *	41,669	270,848
USA Technologies, Inc. *	24,296	132,413
Total Information Technology		7,260,499
Materials - 3.9%
Carpenter Technology Corp.	5,809	235,439
Codexis, Inc. *	48,070	266,788
Ferro Corp. *	17,622	339,576
Olympic Steel, Inc.	11,454	209,036
Total Materials		1,050,839
Total Common Stocks (Cost $18,798,414)		26,700,093
Rights - 0.0% #
Health Care - 0.0% #
Dyax Corp., CVR Expiration 12/31/19 *,2 (Cost $0)	10,896	109

#	Less than 0.05%.
*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,873,652 or 10.7% of net assets, were out on loan to various brokers.
[2]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.

	Principal Amount	Value
Short-Term Investments - 10.9%
Repurchase Agreements - 10.8%[3]
Bank of Nova Scotia, dated 08/31/17, due 09/01/17, 1.080% total to be received $896,375 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 09/14/17 - 09/09/49, totaling $914,303)	$896,348	$896,348
Cantor Fitzgerald Securities, Inc., dated 08/31/17, due 09/01/17, 1.130% total to be received $1,000,031 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 09/25/17 - 05/20/67, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 08/31/17, due 09/01/17, 1.050% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 01/15/18 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,896,348

	Shares
Other Investment Companies - 0.1%
Dreyfus Institutional Preferred Govt mm Fund, 0.93% [4]	37,514	$37,514
Total Short-Term Investments (Cost $2,933,862)		2,933,862
Total Investments - 110.4% (Cost $21,732,276)		29,634,064
Other Assets, less Liabilities - (10.4)%		(2,786,256)
Net Assets - 100.0%		$26,847,808

[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the August 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
CVR	Contingent Value Rights

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$26,700,093	—	—	$26,700,093
Rights	—	—	$109	109
Short-Term Investments
Repurchase Agreements	—	$2,896,348	—	2,896,348
Other Investment Companies	37,514	—	—	37,514

Total Investments in Securities	$26,737,607	$2,896,348	$109	$29,634,064

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of August 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

As of August 31, 2017, there were no other Level 3 securities for which significant unobservable inputs or Investment Managers assumption used in determining fair value except for rights received at no cost as a result of a corporate action.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: October 27, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: October 27, 2017